Intangible assets, net	12 Months Ended
Dec. 31, 2014
Intangible assets, net [Abstract]
Intangible Assets, Net
8	Intangible assets, net

Intangible assets, net consisted of the following:

		December 31, 2013				December 31, 2014
	Range of Useful Lives	Gross Carrying Amount	Accumulated Amortization	Provision for Impairment	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Provision for Impairment	Net Carrying Amount

Tradenames	5-20 years	$17,598	$(2,029)	$-	$15,569	$18,420	$(3,089)	$-	$15,331
Technologies	1-15 years	100,872	(29,568)	(311)	70,993	104,766	(36,532)	(256)	67,978
Core technologies	3-7 years	54,548	(13,386)	-	41,162	60,083	(20,166)	-	39,917
Customer relationships	3-13 years	63,800	(18,552)	-	45,248	69,118	(24,817)	-	44,301
Lease agreement	5 years	283	(57)	-	226	282	(113)	-	169
Other intangible assets	Indefinite	7,879	-	-	7,879	7,755	-	-	7,755
Total		$244,980	$(63,592)	$(311)	$181,077	$260,424	$(84,717)	$(256)	$175,451

Amortization expense was $13,115, $19,741 and $21,278 for the years ended December 31, 2012, 2013 and 2014, respectively.

As of December 31, 2014, estimated aggregate amortization expense for each of the next five years ending December 31, is as follows:

2015	$26,376
2016	24,368
2017	22,717
2018	15,504
2019	13,978
2020 and thereafter	64,753
Total	$167,696